UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 96.40%

Agriculture Fishing & Ranching - 1.96%
8,470	Calavo Growers, Inc.	$ 484,230

Auto Parts - 2.21%
8,560	Motorcar Parts of America, Inc. *	274,519
5,030	Dorman Products, Inc. *	270,564
		545,083

Back Office Support HR & Consulting - 6.23%
15,010	Maximus, Inc.	794,029
13,810	WageWorks, Inc. *	743,806
		1,537,835

Banks: Diversified - 9.69%
17,600	PrivateBancorp, Inc.	732,336
12,980	Pinnacle Financial Partners, Inc.	638,226
7,906	South State Corp.	553,262
10,610	BancorpSouth, Inc.	249,229
4,790	Texas Capital Bancshares, Inc. *	219,478
		2,392,531
Biotechnology - 4.53%
11,885	PRA Health Sciences, Inc. *	563,943
12,100	Repligen Corp. *	322,344
6,140	Eagle Pharmaceuticals, Inc. *	232,461
		1,118,748

Building: Roofing/Wallboard & Plumbing - 1.12%
11,960	Advanced Drainage Systems, Inc.	276,515

Building: Climate Control - 0.29%
2,702	AAON, Inc.	71,657

Building: Materials - 1.74%
9,070	Trex Company, Inc. *	430,372

Chemicals: Diversified - 1.59%
17,513	Aceto Corp.	392,817

Computer Services Software & Systems - 11.31%
8,600	Ellie Mae, Inc. *	718,960
7,220	LogMeln, Inc. *	431,034
21,164	Callidus Software, Inc. *	387,301
7,070	SPS Commerce, Inc. *	360,075
12,280	Qualys, Inc. *	309,211
4,032	Luxoft Holding, Inc. (Switzerland) *	233,090
4,740	Broadsoft, Inc. *	185,642
6,313	Pegasystems, Inc.	166,600
		2,791,913
Cosmetics - 0.73%
5,854	Inter Parfums, Inc.	179,249

Foods - 4.72%
10,470	B&G Foods, Inc.	431,469
3,635	J&J Snack Foods Corp.	367,607
4,140	Treehouse Foods, Inc. *	365,976
		1,165,052

Health Care: Misc. - 1.50%
7,457	Providence Service Corp. *	371,657

Health Care Services - 2.02%
11,445	Medidata Solutions, Inc. *	499,345

Medical & Dental Instruments & Supplies - 4.09%
6,740	Cantel Medical Corp.	451,512
8,576	Neogen Corp. *	405,130
4,386	Vascular Solutions, Inc. *	153,291
		1,009,933

Medical &Services - 2.58%
9,437	ICON Plc ADR (Ireland) *	637,752

Office Supplies Equipment - 1.17%
12,408	Knoll, Inc.	289,727

Oil: Crude Producers - 4.33%
23,620	Memorial Resource Development Corp. *	308,950
4,200	PDC Energy, Inc. *	263,718
12,010	Matador Resources Co. *	258,815
22,545	Callon Petroleum Co. *	236,948
		1,068,431

Pharmaceuticals - 8.85%
14,156	Prestige Brands Holdings, Inc. *	803,778
14,340	Cambrex Corp. *	691,762
37,126	Supernus Pharmaceuticals, Inc. *	637,082
9,537	Teligent, Inc. *	52,644
		2,185,266

Restaurants - 5.36%
19,467	Sonic Corp.	669,081
12,180	Popeyes Louisiana Kitchen, Inc. *	654,797
		1,323,878

Recreational Vehicles & Boats - 1.56%
5,950	Drew Industries, Inc.	385,739

Securities Brokerage & Services - 2.90%
5,834	MarketAxess Holdings, Inc.	716,182

Semiconductors & Components - 1.99%
8,095	Silicon Laboratories, Inc. *	378,846
4,841	Ceva, Inc. *	111,633
		490,479

Specialty Retail - 2.34%
8,346	Monro Muffler Brake, Inc.	577,710

Telecommunications Equipment - 1.69%
30,298	Ruckus Wireless, Inc. *	416,295

Textiles Apparel & Shoes - 5.33%
14,822	GIII Apparel Group, Ltd. *	670,695
18,460	Steven Madden, Ltd. *	646,285
		1,316,980

Truckers - 2.65%
15,045	Knight Transportation, Inc.	399,746
8,780	SAIA, Inc. *	253,917
		653,663
Utilities: Telecommunications - 1.92%
12,270	Cogent Communications Holdings, Inc.	474,849

TOTAL FOR COMMON STOCKS (Cost $21,211,788) - 96.40%		$ 23,803,888

SHORT TERM INVESTMENTS - 1.99%
490,875	First American Government Obligation Fund 0.17% ** (Cost $490,875)	490,875

TOTAL INVESTMENTS (Cost $21,702,663) *** - 98.39%		$ 24,294,763

OTHER ASSETS LESS LIABILITIES - 1.61%		397,017

NET ASSETS - 100.00%		$ 24,691,780

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2016
***At April 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,702,663 amounted to $2,592,100.

1. SECURITY TRANSACTIONS
At April 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,702,663 amounted to $2,592,100.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,803,888	$0	$0	$23,803,888
Cash Equivalents	$490,875	$0	$0	$490,875
Total	$24,294,763	$0	$0	$24,294,763

Ranger Quest for Income and Growth Fund
Schedule of Investments
April 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 61.26%

Aerospace & Defense - 2.58%
12,750	Bae Systems Plc. ADR (United Kingdom)	$ 356,235

Airlines - 2.86%
10,647	Japan Airlines Co., Ltd. (Japan)	395,202

Automobiles - 2.46%
4,887	Daimler AG (Germany)	339,568

Beverages - 3.21%
799,603	Thai Beverage PCL (Thailand)	443,067

Capital Markets - 1.81%
16,480	Ares Capital Corporation	250,331

Chemicals - 1.69%
2,830	Lyondellbasell Industries NV (Netherlands)	233,956

Commercial Banks - 2.28%
2,640	Bank of Montreal (Canada)	171,975
2,260	J.P. Morgan Chase & Co.	142,832
		314,807

Construction & Engineering - 1.47%
9,473	Ferrovial SA (Spain)	203,790

Diversified Telecommunication Services - 8.65%
397,140	HKT Trust & HKT, Ltd. (Hong Kong)	575,346
7,672	AT&T, Inc.	297,827
3,220	Verizon Communications, Inc.	164,027
3,362	BCE, Inc. (Canada)	157,651
		1,194,851

Food Products - 3.71%
32,900	Marine Harvest ASA (Norway)	512,040

Food & Staples Retailing - 2.36%
131,890	Walmex ORD (Mexico)	326,445

Hotels, Restaurants & Leisure - 1.35%
4,120	Las Vegas Sands Corp.	186,018

Insurance - 9.16%
2,514	Muenchener Rueckversicherungs-Gesellschaft AG (Germany) *	466,137
3,840	Swiss RE AG ORD (Switzerland)	340,672
62,460	Insurance Australia Group (Australia)	274,073
56,650	Legal & General Group PLC (United Kingdom)	184,607
		1,265,489
IT Services- 2.03%
5,370	Paychex, Inc.	279,884

Media - 3.25%
21,538	Regal Entertainment Group Class-A	449,067

Oil, Gas & Consumable Fuels - 2.58%
4,040	Exxon Mobil Corp.	357,136

Pharmaceuticals - 3.52%
2,400	Johnson & Johnson	268,992
10,220	GlaxoSmithKline Plc. (United Kingdom)	217,799
		486,791

Semiconductors & Semiconductor Equipment - 1.93%
11,300	Taiwan Semiconductor Manufacturing Company Limited (Taiwan) *	266,567

Software - 2.51%
6,950	Microsoft Corp.	346,597

Transportation Infrastructure - 1.58%
3,100	Macquarie Infrastructure Company, LLC	218,209

Wireless Telecommunication Services - 0.27%
1,162	Vodafone Group Plc. ADR (United Kingdom)	38,044

TOTAL FOR COMMON STOCKS (Cost $7,856,944) - 61.26%		8,464,094

REAL ESTATE INVESTMENT TRUSTS - 24.29%
20,862	Blackstone Mortgage Trust, Inc.	573,288
262,625	Ascendas Real Estate Investment Trust (Singapore)	480,518
6,570	EPR Properties	432,832
13,900	STORE Capital Corp.	356,813
18,034	Starwood Property Trust, Inc.	349,138
23,680	Spirit Realty Capital, Inc.	270,663
2,680	Camden Property Trust	216,356
2,991	Welltower, Inc.	207,635
1,650	Digital Realty Trust, Inc.	145,167
7,460	American Capital Agency Corp.	137,040
6,600	Host Hotels & Resorts, Inc.	104,412
3,548	Select Income REIT Common Share	82,136
		3,355,998

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,310,015) - 24.29%		3,355,998

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 12.57%

Capital Markets - 4.49%
14,634	Alliance Bernstein Holdings, L.P.	343,753
10,060	Blackstone Group, L.P.	276,046
		619,799

Electric Utilities - 2.12%
6,956	Brookfield Infrastructure Partners, L.P. (Canada)	293,404

Oil, Gas & Consumable Fuels - 5.96%
7,600	Spectra Energy Partners, L.P.	383,268
6,360	Energy Transfer Partners, L.P.	225,335
5,280	Enterprise Products Partners, L.P.	140,923
1,350	TC Pipelines, L.P.	73,940
		823,466

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,629,238) - 12.57%		$ 1,736,669

SHORT TERM INVESTMENTS - 1.77%
244,707	First American Government Obligation Fund 0.17% ** (Cost $244,707)	244,707

TOTAL INVESTMENTS (Cost $13,040,904) *** - 99.89%		$ 13,801,468

OTHER ASSETS LESS LIABILITIES - 0.11%		14,455

NET ASSETS - 100.00%		$ 13,815,923

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2016
*** At April 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,040,904 amounted to $760,564.

1. SECURITY TRANSACTIONS
At April 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,040,904 amounted to $760,564.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,464,094	$0	$0	$8,464,094
Real Estate Investment Trusts	$3,355,998	$0	$0	$3,355,998
Master Limited Partnership	$1,736,669	$0	$0	$1,736,669
Cash Equivalents	$244,707	$0	$0	$244,707
Total	$13,801,468	$0	$0	$13,801,468

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 22, 2016

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 22, 2016